ASSET RETIREMENT OBLIGATION - Schedule of Asset Retirement Obligations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Asset Retirement Obligation [Abstract]
Asset retirement obligation, beginning of year	$ 93,343	$ 140,397	$ 158,914
Change in obligation	6,171	(47,054)	(18,517)
Accretion expense	0	0	0
Asset retirement obligation, end of year	$ 99,514	$ 93,343	$ 140,397